Concentrations and Credit Risk (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 10,060	$ 9,111
Revenue generate by customer	23.00%	27.00%	37.00%
Net trade receivables	77.00%	77.00%